Consolidated income statement - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Profit or loss [abstract]
Revenue	£ 14,540	£ 14,933	£ 15,250
Provision for bad and doubtful debts	(234)	(181)	(36)
Other operating costs	(11,526)	(11,882)	(11,721)
Operating profit/(loss)	2,780	2,870	3,493
Finance income	54	88	127
Finance costs	(1,167)	(1,157)	(1,009)
Share of post-tax results of joint ventures and associates	87	40	49
Profit/(loss) before tax	1,754	1,841	2,660
Tax	(480)	(339)	889
Profit/(loss) after tax from continuing operations	1,274	1,502	3,549
Profit/(loss) after tax from discontinued operations	(9)	12	2
Total profit/(loss) for the year	1,265	1,514	3,551
Attributable to:
Equity shareholders of the parent	1,264	1,511	3,550
Non-controlling interests from continuing operations	£ 1	£ 3	£ 1
Earnings per share (pence)
Basic earnings per share (continuing) (in GBP per share)	£ 0.368	£ 0.443	£ 1.025
Diluted earnings per share (continuing) (in GBP per share)	0.366	0.441	1.021
Basic earnings per share (continuing and discontinued) (in GBP per share)	0.365	0.446	1.026
Diluted earnings per share (continuing and discontinued) (in GBP per share)	£ 0.363	£ 0.444	£ 1.021